Related Party Transactions - Schedule of significant related party transactions, lease liabilities outstanding balance and interest expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Outstanding balance:
Less: current portion (shown as ‘current lease liabilities’)	$ (478)		$ (444)
Net Lease liabilities	644		683
Interest expense on lease liabilities	9	$ 6
Total for all related parties
Outstanding balance:
Interest expense on lease liabilities	6	2
CyberLink
Outstanding balance:
Total lease liabilities	479		407
Less: current portion (shown as ‘current lease liabilities’)	(366)		(260)
Net Lease liabilities	113		$ 147
Interest expense on lease liabilities	4	2
ClinJeff
Outstanding balance:
Interest expense on lease liabilities	$ 2	$ 0